UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Silverback Asset Management, LLC
Address:  414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517

Form 13F File Number:  028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elliot Bossen
Title:    Managing Member
Phone:    (919) 969-9300

Signature, Place, and Date of Signing:

      /s/ Elliot Bossen        Chapel Hill, North Carolina       July 31, 2012
      -----------------        ----------------------------      -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $ 1,518,439
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number   Name
---  --------------------   ----
1    028-12814              Investcorp Silverback Arbitrage Master Fund, Limited

          COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -----------------------
                                                                                                                VOTING AUTHORITY
                                 TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -----------------------
       NAME OF ISSUER             CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ----------- ------ ----
A123 Systems Inc             NOTE 3.750% 4/1  03739TAA6       1,430   5,500,000 PRN      Shared-Def 1          5,500,000
Alcoa Inc                    NOTE 5.250% 3/1  013817AT8      29,297  19,531,000 PRN      Shared-Def 1         19,531,000
AMGEN INC                    NOTE 0.375% 2/0  031162AQ3      14,317  13,750,000 PRN      Shared-Def 1         13,750,000
Anixter International Inc    NOTE 1.000% 2/1  035290AJ4      36,192  33,983,000 PRN      Shared-Def 1         33,983,000
Archer Daniels Midland       NOTE 0.875% 2/1  039483AW2      20,628  20,500,000 PRN      Shared-Def 1         20,500,000
ArvinMeritor Inc             FRNT 4.625% 3/0  043353AF8      10,919  12,550,000 PRN      Shared-Def 1         12,550,000
BioMarin Pharmaceuticals     NOTE 1.875% 4/2  09061GAD3      74,227  36,400,000 PRN      Shared-Def 1         36,400,000
BPZ Resources Inc            MTNF 6.500% 3/0  055639AB4      12,090  15,125,000 PRN      Shared-Def 1         15,125,000
Cadence Design Systems       NOTE 2.625% 6/0  127387AJ7      27,560  17,700,000 PRN      Shared-Def 1         17,700,000
Cemex SA                     NOTE 4.875% 3/1  151290AV5      25,487  28,750,000 PRN      Shared-Def 1         28,750,000
Central European Media
  (Exchange)                 NOTE 5.000%11/1  153443AH9      19,416  22,064,000 PRN      Shared-Def 1         22,064,000
Comtech Telecommunications   NOTE 3.000% 5/0  205826AF7      14,296  13,400,000 PRN      Shared-Def 1         13,400,000
Covanta Holding Corp         NOTE 3.250% 6/0  22282EAC6      29,833  25,411,000 PRN      Shared-Def 1         25,411,000
Dendreon Corp                NOTE 2.875% 1/1  24823QAC1      16,695  23,850,000 PRN      Shared-Def 1         23,850,000
DryShips Inc                 NOTE 5.000%12/0  262498AB4      18,740  25,410,000 PRN      Shared-Def 1         25,410,000
DST SYS INC DEL              DBCV 8/1         233326AE7      19,420  15,754,000 PRN      Shared-Def 1         15,754,000
Equinix Inc                  NOTE 3.000%10/1  29444UAG1      37,147  21,974,000 PRN      Shared-Def 1         21,974,000
Exterran Holdings Inc        NOTE 4.250% 6/1  30225XAA1      23,214  24,025,000 PRN      Shared-Def 1         24,025,000
FEI CO                       NOTE 2.875% 6/0  30241LAF6      18,426  11,125,000 PRN      Shared-Def 1         11,125,000
GenCorp Inc                  SDCV 4.062%12/3  368682AN0      19,320  18,803,000 PRN      Shared-Def 1         18,803,000
General Cable Corp           NOTE 0.875%11/1  369300AD0       5,730   6,000,000 PRN      Shared-Def 1          6,000,000
Gilead Sciences Inc Tranche
  C                          NOTE 1.000% 5/0  375558AN3      78,877  63,450,000 PRN      Shared-Def 1         63,450,000
GMX Resources Inc            NOTE 4.500% 5/0  38011MAJ7       5,505  12,233,000 PRN      Shared-Def 1         12,233,000
Goodrich Petroleum Co.       NOTE 5.000%10/0  382410AC2      10,986  11,750,000 PRN      Shared-Def 1         11,750,000
SOLARFUN POWER HOLDINGS CO L NOTE 3.500% 1/1  83415UAB4      10,781  15,625,000 PRN      Shared-Def 1         15,625,000
Helix Energy Solutions Group NOTE 3.250% 3/1  42330PAG2      15,525  15,000,000 PRN      Shared-Def 1         15,000,000
JAKKS Pacific Inc            NOTE 4.500%11/0  47012EAD8      17,203  14,000,000 PRN      Shared-Def 1         14,000,000
James River Coal Co          NOTE 3.125% 3/1  470355AH1       6,893  24,400,000 PRN      Shared-Def 1         24,400,000
James River Coal Co          NOTE 4.500%12/0  470355AF5       6,620  18,390,000 PRN      Shared-Def 1         18,390,000
KV Pharmaceutical Co.        NOTE 2.500% 5/1  482740AC1       1,020  12,000,000 PRN      Shared-Def 1         12,000,000
L-3 Communications Holdings  DEBT 3.000% 8/0  502413AW7      27,376  27,970,000 PRN      Shared-Def 1         27,970,000
Level 3 Communications       NOTE 15.000% 1/1 52729NBM1      20,108  18,125,000 PRN      Shared-Def 1         18,125,000
Lincare Holdings Inc
  Tranche A                  DBCV 2.750%11/0  532791AE0      22,847  18,960,000 PRN      Shared-Def 1         18,960,000
Lincare Holdings Inc
  Tranche B                  NOTE 2.750%11/0  532791AF7      28,760  20,626,000 PRN      Shared-Def 1         20,626,000
Lucent Technologies - A      DBCV 2.875% 6/1  549463AG2       2,387   3,100,000 PRN      Shared-Def 1          3,100,000
McMoRan Exploration Co.
  (Exchangeable)             NOTE 5.250%10/0  582411AL8       9,800   9,608,000 PRN      Shared-Def 1          9,608,000
Medtronic Inc Tranche 2      NOTE 1.625% 4/1  585055AM8      46,328  46,040,000 PRN      Shared-Def 1         46,040,000
Navistar International       NOTE 3.000%10/1  63934EAL2      14,454  15,500,000 PRN      Shared-Def 1         15,500,000
NetApp Inc                   NOTE 1.750% 6/0  64110DAB0      39,739  34,650,000 PRN      Shared-Def 1         34,650,000
Nuance Communications Inc    DBCV 2.750% 8/1  67020YAB6      17,720  12,800,000 PRN      Shared-Def 1         12,800,000
On Semiconductor Corp        NOTE 2.625%12/1  682189AG0      27,945  27,114,000 PRN      Shared-Def 1         27,114,000
Patriot Coal Corp            NOTE 3.250% 5/3  70336TAA2       2,500  10,000,000 PRN      Shared-Def 1         10,000,000
Pioneer Natural Resource     NOTE 2.875% 1/1  723787AH0      22,667  15,290,000 PRN      Shared-Def 1         15,290,000
Powerwave Technology         NOTE 3.875%10/0  739363AF6       2,059  15,250,000 PRN      Shared-Def 1         15,250,000
RF Micro Devices Tranche 2   NOTE 1.000% 4/1  749941AJ9      13,794  14,022,000 PRN      Shared-Def 1         14,022,000
ROVI CORP                    NOTE 2.625% 2/1  779376AB8      21,726  22,572,000 PRN      Shared-Def 1         22,572,000
Safeguard Scientifics
  (Exchange)                 DBCV 10.125% 3/1 786449AH1      19,679  15,450,000 PRN      Shared-Def 1         15,450,000
Salesforce.com               NOTE 0.750% 1/1  79466LAB0      58,439  34,150,000 PRN      Shared-Def 1         34,150,000
Suntech Power Holdings       NOTE 3.000% 3/1  86800CAE4      24,140  35,500,000 PRN      Shared-Def 1         35,500,000
Take-Two Interactive Systems NOTE 4.375% 6/0  874054AA7      18,873  16,200,000 PRN      Shared-Def 1         16,200,000
Thompson Creek Metals Co     CONV PREF STK    884768300      10,211     536,000 SH       Shared-Def 1            536,000
THQ Inc                      NOTE 5.000% 8/1  872443AB2       7,681  13,300,000 PRN      Shared-Def 1         13,300,000
Trex Co Inc                  NOTE 6.000% 7/0  89531PAA3      15,954  11,959,000 PRN      Shared-Def 1         11,959,000
US Steel                     NOTE 4.000% 5/1  912909AE8      33,832  33,250,000 PRN      Shared-Def 1         33,250,000
Usec Inc                     NOTE 3.000%10/0  90333EAC2      22,605  46,132,000 PRN      Shared-Def 1         46,132,000
Vertex Pharmaceuticals       NOTE 3.350%10/0  92532FAN0      20,257  15,500,000 PRN      Shared-Def 1         15,500,000
CITIGROUP INC                *W EXP 01/04/201 172967226      76,718   2,798,920 SH       Shared-Def 1          2,798,920
CITIGROUP INC                *W EXP 10/28/201 172967234      49,154   1,793,300 SH       Shared-Def 1          1,793,300
General Motors A 10 Wrts
  2016                       *W EXP 07/10/201 37045V118      79,450   4,028,907 SH       Shared-Def 1          4,028,907
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119      79,745   2,475,000 SH       Shared-Def 1          2,475,000
CHENIERE ENERGY INC          COM NEW          16411R208       2,948     200,000 SH       Shared-Def 1            200,000
MEDICINES CO                 COM              584688105         764      33,324 SH       Shared-Def 1             33,324
MICROSOFT CORP               COM              594918104         849      27,756 SH       Shared-Def 1             27,756
THQ Inc                      COM NEW          872443403         325     524,916 SH       Shared-Def 1            524,916
Verenium Corp                COM NEW          92340P209         334     106,842 SH       Shared-Def 1            106,842
CENTRAL EUROPEAN DIST CORP   COM              153435102         356     124,500 SH  Call Shared-Def 1            124,500
MICROSOFT CORP               COM              594918104       7,648     250,000 SH  Call Shared-Def 1            250,000
MICROSOFT CORP               COM              594918104       7,687     251,300 SH  Call Shared-Def 1            251,300
SPDR S&P 500 ETF TR          TR UNIT          78462F103      27,221     200,000 SH  Put  Shared-Def 1            200,000
Alere Inc                    PERP PFD CONV SE 01449J204       5,565      26,828 SH       Shared-Def 1             26,828
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